Portfolio of Investments
Nuveen Lifestyle Income Fund August 31, 2024

See Notes to Financial Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.9%
1,634,101
Nuveen Core Bond Fund, Class R6 $ 15,164,455
1,628,564
Nuveen Core Plus Bond Fund, Class R6 15,178,216
TOTAL FIXED INCOME 30,342,671
INTERNATIONAL EQUITY—7.1%
109,331
Nuveen Emerging Markets Equity Fund, Class R6 908,539
157,491
Nuveen International Equity Fund, Class R6 2,316,688
87,761
Nuveen International Opportunities Fund, Class R6 1,377,844
65,975
Nuveen Quant International Small Cap Equity Fund, Class R6 754,091
TOTAL INTERNATIONAL EQUITY 5,357,162
SHORT-TERM FIXED INCOME—39.9%
2,990,956
Nuveen Short Term Bond Fund, Class R6 30,268,471
TOTAL SHORT-TERM FIXED INCOME 30,268,471
U.S. EQUITY—13.1%
91,409
Nuveen Core Equity Fund, Class R6 1,468,028
22,428
Nuveen Dividend Growth Fund, Class R6 1,466,355
94,476
Nuveen Dividend Value Fund, Class R6 1,522,002
51,905
Nuveen Growth Opportunities ETF 1,653,693
58,786
Nuveen Large Cap Growth Fund, Class R6 1,634,839
65,465
Nuveen Large Cap Value Fund, Class R6 1,522,718
15,889
Nuveen Quant Small Cap Equity Fund, Class R6 320,474
24,326
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 385,810
TOTAL U.S. EQUITY 9,973,919
TOTAL AFFILIATED INVESTMENT COMPANIES 75,942,223
(Cost $73,548,916)
TOTAL INVESTMENTS—100.0% 75,942,223
(Cost $73,548,916)
OTHER ASSETS & LIABILITIES, NET—0.0% 35,674
NET ASSETS—100.0% $ 75,977,897
ETF Exchange Traded Fund
(a) Affiliated fund.

Nuveen Lifestyle Conservative Fund August 31, 2024
Portfolio of Investments

See Notes to Financial Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.8%
3,411,575
Nuveen Core Bond Fund, Class R6 $ 31,659,415
10,196,408
Nuveen Core Plus Bond Fund, Class R6 95,030,522
TOTAL FIXED INCOME 126,689,937
INTERNATIONAL EQUITY—14.0%
913,390
Nuveen Emerging Markets Equity Fund, Class R6 7,590,267
1,314,751
Nuveen International Equity Fund, Class R6 19,339,992
733,622
Nuveen International Opportunities Fund, Class R6 11,517,858
550,109
Nuveen Quant International Small Cap Equity Fund, Class R6 6,287,742
TOTAL INTERNATIONAL EQUITY 44,735,859
SHORT-TERM FIXED INCOME—19.9%
6,246,610
Nuveen Short Term Bond Fund, Class R6 63,215,695
TOTAL SHORT-TERM FIXED INCOME 63,215,695
U.S. EQUITY—26.2%
763,779
Nuveen Core Equity Fund, Class R6 12,266,293
187,262
Nuveen Dividend Growth Fund, Class R6 12,243,159
789,402
Nuveen Dividend Value Fund, Class R6 12,717,262
431,929
Nuveen Growth Opportunities ETF 13,761,258
491,844
Nuveen Large Cap Growth Fund, Class R6 13,678,190
546,784
Nuveen Large Cap Value Fund, Class R6 12,718,192
132,665
Nuveen Quant Small Cap Equity Fund, Class R6 2,675,858
203,045
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 3,220,294
TOTAL U.S. EQUITY 83,280,506
TOTAL AFFILIATED INVESTMENT COMPANIES 317,921,997
(Cost $290,866,187)
TOTAL INVESTMENTS—99.9% 317,921,997
(Cost $290,866,187)
OTHER ASSETS & LIABILITIES, NET—0.1% 425,823
NET ASSETS—100.0% $ 318,347,820
ETF Exchange Traded Fund
(a) Affiliated fund.

Portfolio of Investments
Nuveen Lifestyle Moderate Fund August 31, 2024

See Notes to Financial Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.7%
24,796,170
Nuveen Core Plus Bond Fund, Class R6 $ 231,100,305
TOTAL FIXED INCOME 231,100,305
INTERNATIONAL EQUITY—21.0%
2,500,340
Nuveen Emerging Markets Equity Fund, Class R6 20,777,827
3,596,180
Nuveen International Equity Fund, Class R6 52,899,805
2,003,586
Nuveen International Opportunities Fund, Class R6 31,456,300
1,507,267
Nuveen Quant International Small Cap Equity Fund, Class R6 17,228,059
TOTAL INTERNATIONAL EQUITY 122,361,991
U.S. EQUITY—39.2%
2,090,894
Nuveen Core Equity Fund, Class R6 33,579,751
512,944
Nuveen Dividend Growth Fund, Class R6 33,536,265
2,158,257
Nuveen Dividend Value Fund, Class R6 34,769,526
1,185,193
Nuveen Growth Opportunities ETF 37,760,249
1,347,774
Nuveen Large Cap Growth Fund, Class R6 37,481,608
1,496,667
Nuveen Large Cap Value Fund, Class R6 34,812,467
363,487
Nuveen Quant Small Cap Equity Fund, Class R6 7,331,541
556,049
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 8,818,938
TOTAL U.S. EQUITY 228,090,345
TOTAL AFFILIATED INVESTMENT COMPANIES 581,552,641
(Cost $500,152,087)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$544,000 (b) Fixed Income Clearing Corporation 5 .320% 09/03/24 544,000
TOTAL REPURCHASE AGREEMENT 544,000
TOTAL SHORT-TERM INVESTMENTS 544,000
(Cost $544,000)
TOTAL INVESTMENTS—100.0% 582,096,641
(Cost $500,696,087)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (189,490)
NET ASSETS—100.0% $ 581,907,151
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $544,322 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 4/30/30, valued at $555,054.

Nuveen Lifestyle Growth Fund August 31, 2024
Portfolio of Investments

See Notes to Financial Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—19.8%
6,754,193
Nuveen Core Plus Bond Fund, Class R6 $ 62,949,080
TOTAL FIXED INCOME 62,949,080
INTERNATIONAL EQUITY—28.0%
1,812,511
Nuveen Emerging Markets Equity Fund, Class R6 15,061,965
2,610,141
Nuveen International Equity Fund, Class R6 38,395,172
1,455,813
Nuveen International Opportunities Fund, Class R6 22,856,262
1,096,266
Nuveen Quant International Small Cap Equity Fund, Class R6 12,530,315
TOTAL INTERNATIONAL EQUITY 88,843,714
U.S. EQUITY—52.2%
1,518,387
Nuveen Core Equity Fund, Class R6 24,385,296
372,515
Nuveen Dividend Growth Fund, Class R6 24,355,039
1,567,127
Nuveen Dividend Value Fund, Class R6 25,246,414
855,832
Nuveen Growth Opportunities ETF 27,266,807
979,306
Nuveen Large Cap Growth Fund, Class R6 27,234,499
1,086,300
Nuveen Large Cap Value Fund, Class R6 25,267,331
263,559
Nuveen Quant Small Cap Equity Fund, Class R6 5,315,989
403,580
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 6,400,783
TOTAL U.S. EQUITY 165,472,158
TOTAL AFFILIATED INVESTMENT COMPANIES 317,264,952
(Cost $252,175,045)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$202,000 (b) Fixed Income Clearing Corporation 5 .320% 09/03/24 202,000
TOTAL REPURCHASE AGREEMENT 202,000
TOTAL SHORT-TERM INVESTMENTS 202,000
(Cost $202,000)
TOTAL INVESTMENTS—100.1% 317,466,952
(Cost $252,377,045)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (296,366)
NET ASSETS—100.0% $ 317,170,587
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $202,119 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $206,239.

Portfolio of Investments
Nuveen Lifestyle Aggressive Growth Fund August 31, 2024

See Notes to Financial Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.1%(a)
INTERNATIONAL EQUITY—35.0%
1,862,935
Nuveen Emerging Markets Equity Fund, Class R6 $ 15,480,993
2,679,237
Nuveen International Equity Fund, Class R6 39,411,571
1,497,169
Nuveen International Opportunities Fund, Class R6 23,505,546
1,125,289
Nuveen Quant International Small Cap Equity Fund, Class R6 12,862,048
TOTAL INTERNATIONAL EQUITY 91,260,158
U.S. EQUITY—65.1%
1,558,260
Nuveen Core Equity Fund, Class R6 25,025,652
382,905
Nuveen Dividend Growth Fund, Class R6 25,034,339
1,609,869
Nuveen Dividend Value Fund, Class R6 25,934,982
879,466
Nuveen Growth Opportunities ETF 28,019,787
1,006,204
Nuveen Large Cap Growth Fund, Class R6 27,982,525
1,115,876
Nuveen Large Cap Value Fund, Class R6 25,955,284
270,985
Nuveen Quant Small Cap Equity Fund, Class R6 5,465,775
415,659
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 6,592,356
TOTAL U.S. EQUITY 170,010,700
TOTAL AFFILIATED INVESTMENT COMPANIES 261,270,858
(Cost $195,620,395)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$268,000 (b) Fixed Income Clearing Corporation 5 .320% 09/03/24 268,000
TOTAL REPURCHASE AGREEMENT 268,000
TOTAL SHORT-TERM INVESTMENTS 268,000
(Cost $268,000)
TOTAL INVESTMENTS—100.2% 261,538,858
(Cost $195,888,395)
OTHER ASSETS & LIABILITIES, NET—(0.2)% (529,812)
NET ASSETS—100.0% $ 261,009,046
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $268,158 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 4/30/30, valued at $273,413.

Notes to Portfolios of Investments
(Unaudited)
Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
A13441-D (4/24)
Fund Level 1 Level 2 Level 3 Total
Lifestyle Income
Registered investment companies $75,942,223 $— $— $75,942,223
Total $75,942,223 $— $— $75,942,223
1 1 1 1 1
Lifestyle Conservative
Registered investment companies $317,921,997 $— $— $317,921,997
Total $317,921,997 $— $— $317,921,997
1 1 1 1 1
Lifestyle Moderate
Registered investment companies $581,552,641 $— $— $581,552,641
Short-term investments — 544,000 — 544,000
Total $581,552,641 $544,000 $— $582,096,641
1 1 1 1 1
Lifestyle Growth
Registered investment companies $317,264,952 $— $— $317,264,952
Short-term investments — 202,000 — 202,000
Total $317,264,952 $202,000 $— $317,466,952
1 1 1 1 1
Lifestyle Aggressive Growth
Registered investment companies $261,270,858 $— $— $261,270,858
Short-term investments — 268,000 — 268,000
Total $261,270,858 $268,000 $— $261,538,858
1 1 1 1 1